Total
Schwab Select Large Cap Growth Fund
Schwab® Select Large Cap Growth Fund
Investment Objective
The fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Select Large Cap Growth Fund Schwab Select Large Cap Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Select Large Cap Growth Fund Schwab Select Large Cap Growth Fund
Management fees	0.63%
Distribution (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Select Large Cap Growth Fund | Schwab Select Large Cap Growth Fund | USD ($)	77	240	417	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The fund defines large capitalization companies as those with a market capitalization of at least $3 billion at the time of investment. In addition, up to 20% of the fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock. The fund may, but is not required to, use derivative instruments for risk management purposes or as part of the fund’s investment strategies.
Schwab Asset Management allocates portions of the fund’s assets among subadvisers, who then manage their respective portions under the general supervision of Schwab Asset Management. In choosing the subadvisers and their allocations, Schwab Asset Management considers a number of factors, including economic trends, and its own outlook for a given investment style category that offers the greatest potential for growth, and the subadvisers’ performance in various market conditions. In addition to monitoring and coordinating the subadvisers, Schwab Asset Management also manages the cash portion of the fund. Schwab Asset Management may also directly manage portions of the fund during transitions between subadvisers.
Each subadviser uses its own securities selection process and has discretion to select portfolio securities for its allocation of the fund’s assets. At the same time, each subadviser invests with a specific investment style (e.g., U.S. large-cap growth) under the general supervision of Schwab Asset Management. Schwab Asset Management has developed parameters for each subadviser based on Schwab Asset Management’s assessment of the subadviser’s investment style and expertise. Schwab Asset Management assigns specific parameters in an attempt to capitalize on the strengths of each subadviser and to combine their investment activities in a complementary fashion.
In deciding whether an investment is tied to the U.S., each subadviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; and the investment is exposed to the economic fortunes and risks of the U.S.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.
Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.

Annual Total Returns (%) as of 12/31

Best Quarter: 28.76% Q2 2020 Worst Quarter: (23.39%) Q2 2022 Year-to-date performance (non-annualized and before taxes) as of 6/30/23: 34.12%
Average Annual Total Returns as of 12/31/22
Average Annual Returns - Schwab Select Large Cap Growth Fund	Label	1 Year	5 Years	10 Years
Schwab Select Large Cap Growth Fund	Before taxes	(38.03%)	6.90%	11.60%
After Taxes on Distributions | Schwab Select Large Cap Growth Fund	After taxes on distributions	(39.69%)	4.62%	9.16%
After Taxes on Distributions and Sale of Fund Shares | Schwab Select Large Cap Growth Fund	After taxes on distributions and sale of shares	(21.17%)	5.68%	9.28%
Russell 1000 Growth Index	Russell 1000 Growth Index	(29.14%)	10.96%	14.10%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.